Income Taxes - Components of Income/(Loss) Before Tax and Income Tax Expense/(Benefit) for PRC and Non-PRC Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss)/income arising from PRC operations	¥ 63,300	¥ (25,629)	¥ (85,525)
Loss arising from non-PRC operations	(54,776)	(22,672)	(10,614)
(Loss)/income before income taxes	8,524	(48,301)	(96,139)
Income tax expense relating to PRC operations	8,159	4,645	12,976
Income tax benefit relating to non-PRC operations	0	0	0
Income tax expense	¥ 8,159	¥ 4,645	¥ 12,976
Effective tax rate for PRC	12.90%	(18.10%)	(15.20%)
Effective tax rate for the Group	95.70%	(9.60%)	(13.50%)